Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	May 31, 2015	Dec. 31, 2013
Shares subscribed							29,983,883
Par value							$ 0.0001
Shares repurchased				1,925,063
American depositary shares repurchase					$ 10,000
Common Class A [Member]
Par value	$ 0.0001	$ 0.0001
Shares repurchased		3,603,642	803,811
Class A ordinary shares issued		9,000,000	37,950,000
Common Stock, Shares Authorized	470,000,000	470,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	6,713,415	2,544,255
Common Class A [Member] | IPO [Member]
Common Stock, Shares Authorized						99,524,574
Common Class B [Member]
Par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Class B [Member] | IPO [Member]
Common Stock, Shares Authorized						13,300,738